CAPITAL LEASE OBLIGATIONS (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Jul. 10, 2014
BCL-Equipment Leasing LLC [Member]
Capital Leased Assets [Line Items]
Purchase price for lay flat hose sold	$ 828,546
Deferred gain on sale of lay flat hose	49,579
Sale leaseback loss		12,395
Capital lease obligation, financing fees	32,347
Nations Equipment Finance [Member]
Capital Leased Assets [Line Items]
Purchase price for lay flat hose sold			1,209,908
Deferred gain on sale of lay flat hose			84,804
Sale leaseback loss		21,201
Capital lease obligation, financing fees			$ 75,000